Earnings per share - Summary Of Weighted Average Number Of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average common shares outstanding [Line Items]
Number of shares, Common shares issued at the beginning of the period	742,591,501	751,949,461
Number of shares, Treasury stocks	(3,082,276)	(3,427,497)
Number of shares, Acquisition and retirement of treasury stock etc.	(8,515,377)	(9,359,809)
Number of shares, Disposal of treasury stock	196	347,070
Accumulated number of shares outstanding during period, Common shares issued at the beginning of the period	271,045,897,865	275,213,502,726
Accumulated number of shares outstanding during period, Treasury stocks	(1,125,030,740)	(1,254,463,902)
Accumulated number of shares outstanding during period, Acquisition and retirement of treasury stock etc.	(2,115,328,855)	(2,742,480,364)
Accumulated number of shares outstanding during period, Disposal of treasury stock	31,208	89,415,280
Accumulated number of shares outstanding during period	267,805,569,478	271,305,973,740
Weighted average number of common shares outstanding	733,713,889	741,273,152	735,000,000